UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00750
Delaware Group® Equity Funds II
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Value Fund
(formerly, Delaware Value® Fund)
Class A : DDVAX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$46	0.97%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$2,221,207,003
Total number of portfolio holdings	34
Total advisory fees paid	$7,533,686
Portfolio turnover rate	30%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.89%
Healthcare	14.31%
Information Technology	12.29%
Industrials	12.09%
Communication Services	9.43%
Consumer Discretionary	9.14%
Consumer Staples	8.59%
Energy	5.52%
Real Estate	2.99%
Utilities	2.98%
Materials	2.87%

Top 10 equity holdings
Alphabet Class A	3.36%
Allstate	3.26%
Cisco Systems	3.23%
Travelers	3.21%
Charles Schwab	3.20%
Bank of America	3.19%
Genuine Parts	3.14%
Dover	3.14%
Jacobs Solutions	3.14%
Walt Disney	3.13%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4617389)
TSSR-DDVAX-0725

Macquarie Value Fund
(formerly, Delaware Value® Fund)
Class C : DDVCX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$82	1.72%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$2,221,207,003
Total number of portfolio holdings	34
Total advisory fees paid	$7,533,686
Portfolio turnover rate	30%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.89%
Healthcare	14.31%
Information Technology	12.29%
Industrials	12.09%
Communication Services	9.43%
Consumer Discretionary	9.14%
Consumer Staples	8.59%
Energy	5.52%
Real Estate	2.99%
Utilities	2.98%
Materials	2.87%

Top 10 equity holdings
Alphabet Class A	3.36%
Allstate	3.26%
Cisco Systems	3.23%
Travelers	3.21%
Charles Schwab	3.20%
Bank of America	3.19%
Genuine Parts	3.14%
Dover	3.14%
Jacobs Solutions	3.14%
Walt Disney	3.13%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4617389)
TSSR-DDVCX-0725

Macquarie Value Fund
(formerly, Delaware Value® Fund)
Class R : DDVRX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$58	1.22%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$2,221,207,003
Total number of portfolio holdings	34
Total advisory fees paid	$7,533,686
Portfolio turnover rate	30%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.89%
Healthcare	14.31%
Information Technology	12.29%
Industrials	12.09%
Communication Services	9.43%
Consumer Discretionary	9.14%
Consumer Staples	8.59%
Energy	5.52%
Real Estate	2.99%
Utilities	2.98%
Materials	2.87%

Top 10 equity holdings
Alphabet Class A	3.36%
Allstate	3.26%
Cisco Systems	3.23%
Travelers	3.21%
Charles Schwab	3.20%
Bank of America	3.19%
Genuine Parts	3.14%
Dover	3.14%
Jacobs Solutions	3.14%
Walt Disney	3.13%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4617389)
TSSR-DDVRX-0725

Macquarie Value Fund
(formerly, Delaware Value® Fund)
Institutional Class : DDVIX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$35	0.72%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$2,221,207,003
Total number of portfolio holdings	34
Total advisory fees paid	$7,533,686
Portfolio turnover rate	30%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.89%
Healthcare	14.31%
Information Technology	12.29%
Industrials	12.09%
Communication Services	9.43%
Consumer Discretionary	9.14%
Consumer Staples	8.59%
Energy	5.52%
Real Estate	2.99%
Utilities	2.98%
Materials	2.87%

Top 10 equity holdings
Alphabet Class A	3.36%
Allstate	3.26%
Cisco Systems	3.23%
Travelers	3.21%
Charles Schwab	3.20%
Bank of America	3.19%
Genuine Parts	3.14%
Dover	3.14%
Jacobs Solutions	3.14%
Walt Disney	3.13%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4617389)
TSSR-DDVIX-0725

Macquarie Value Fund
(formerly, Delaware Value® Fund)
Class R6 : DDZRX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$32	0.66%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$2,221,207,003
Total number of portfolio holdings	34
Total advisory fees paid	$7,533,686
Portfolio turnover rate	30%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.89%
Healthcare	14.31%
Information Technology	12.29%
Industrials	12.09%
Communication Services	9.43%
Consumer Discretionary	9.14%
Consumer Staples	8.59%
Energy	5.52%
Real Estate	2.99%
Utilities	2.98%
Materials	2.87%

Top 10 equity holdings
Alphabet Class A	3.36%
Allstate	3.26%
Cisco Systems	3.23%
Travelers	3.21%
Charles Schwab	3.20%
Bank of America	3.19%
Genuine Parts	3.14%
Dover	3.14%
Jacobs Solutions	3.14%
Walt Disney	3.13%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4617389)
TSSR-DDZRX-0725

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

US equity mutual fund
Macquarie Value Fund
(formerly, Delaware Value® Fund)
Financial statements and other information
For the six months ended May 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Macquarie Value Fund	May 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.10%
Communication Services — 9.43%
Alphabet Class A	434,600	$ 74,638,204
Electronic Arts	453,667	65,228,241
Walt Disney	615,390	69,563,686
		209,430,131
Consumer Discretionary — 9.14%
Genuine Parts	552,027	69,842,456
Lowe's	297,367	67,124,653
NIKE Class B	1,088,959	65,980,026
		202,947,135
Consumer Staples — 8.59%
Conagra Brands	2,558,041	58,553,558
Hershey	402,204	64,630,161
Kenvue	2,836,000	67,695,320
		190,879,039
Energy — 5.52%
Chevron	439,700	60,106,990
Exxon Mobil	611,800	62,587,140
		122,694,130
Financials — 18.89%
Allstate	344,757	72,354,151
Bank of America	1,604,200	70,793,346
Charles Schwab	804,900	71,104,866
Fidelity National Information Services	841,324	66,977,804
Travelers	258,233	71,194,838
Truist Financial	1,699,856	67,144,312
		419,569,317
Healthcare — 14.31%
Baxter International	2,215,159	67,562,350
Cigna Group	196,901	62,346,733
Johnson & Johnson	425,884	66,101,456
Merck & Co.	797,142	61,252,391
Thermo Fisher Scientific	150,620	60,672,748
		317,935,678
Industrials — 12.09%
Amentum Holdings †	1	18
CSX	2,174,100	68,679,819
Dover	392,885	69,835,309
Jacobs Solutions	551,391	69,640,683

Schedule of investments
Macquarie Value Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Northrop Grumman	124,432	$ 60,320,901
		268,476,730
Information Technology — 12.29%
Analog Devices	308,493	66,011,332
CDW	373,300	67,328,388
Cisco Systems	1,139,093	71,808,423
Teledyne Technologies †	135,954	67,822,012
		272,970,155
Materials — 2.87%
DuPont de Nemours	954,431	63,755,991
		63,755,991
Real Estate — 2.99%
Equity Residential	946,946	66,418,792
		66,418,792
Utilities — 2.98%
Duke Energy	561,178	66,061,874
		66,061,874
Total Common Stocks (cost $1,826,228,742)		2,201,138,972

Short-Term Investments — 0.93%
Money Market Mutual Funds — 0.93%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.21%)	5,166,322	5,166,322
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.19%)	5,166,322	5,166,322
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.27%)	5,166,322	5,166,322
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.22%)	5,166,322	5,166,322
Total Short-Term Investments (cost $20,665,288)		20,665,288
Total Value of Securities—100.03% (cost $1,846,894,030)		$2,221,804,260
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Macquarie Value Fund	May 31, 2025 (Unaudited)
Assets:
Investments, at value*	$2,221,804,260
Cash	912
Dividends receivable	5,743,939
Receivable for fund shares sold	2,489,315
Receivable for securities sold	692,431
Prepaid expenses	123,260
Other assets	68,875
Total Assets	2,230,922,992
Liabilities:
Payable for fund shares redeemed	6,817,065
Investment management fees payable to affiliates	1,108,284
Sub-transfer agent fees and expenses payable	1,081,477
Other accrued expenses	446,713
Distribution fees payable to affiliates	262,450
Total Liabilities	9,715,989
Total Net Assets	$2,221,207,003

Net Assets Consist of:
Paid-in capital	$1,319,420,805
Total distributable earnings (loss)	901,786,198
Total Net Assets	$2,221,207,003

Statement of assets and liabilities
Macquarie Value Fund

Net Asset Value

Class A:
Net assets	$1,053,921,504
Shares of beneficial interest outstanding, unlimited authorization, no par	77,944,881
Net asset value per share	$13.52
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$14.34

Class C:
Net assets	$35,388,125
Shares of beneficial interest outstanding, unlimited authorization, no par	2,609,428
Net asset value per share	$13.56

Class R:
Net assets	$24,137,564
Shares of beneficial interest outstanding, unlimited authorization, no par	1,785,594
Net asset value per share	$13.52

Institutional Class:
Net assets	$981,212,876
Shares of beneficial interest outstanding, unlimited authorization, no par	72,510,511
Net asset value per share	$13.53

Class R6:
Net assets	$126,546,934
Shares of beneficial interest outstanding, unlimited authorization, no par	9,357,706
Net asset value per share	$13.52
*Investments, at cost	$1,846,894,030
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Macquarie Value Fund	Six months ended May 31, 2025 (Unaudited)
Investment Income:
Dividends	$28,326,004

Expenses:
Management fees	7,533,686
Distribution expenses — Class A	1,390,170
Distribution expenses — Class C	206,818
Distribution expenses — Class R	63,397
Dividend disbursing, transfer agent fees and sub-transfer agents fees and expenses	1,053,651
Accounting and administration expenses	288,741
Reports and statements to shareholders expenses	137,358
Legal fees	126,176
Registration fees	69,316
Trustees’ fees	68,445
Audit and tax fees	25,819
Custodian fees	21,222
Other	78,507
11,063,306
Less expenses paid indirectly	(3,347)
Total operating expenses	11,059,959
Net Investment Income (Loss)	17,266,045

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	523,820,417
Net change in unrealized appreciation (depreciation) on investments	(796,404,543)
Net Realized and Unrealized Gain (Loss)	(272,584,126)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(255,318,081)
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Value Fund
	Six months ended 5/31/25 (Unaudited)	Year ended 11/30/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$17,266,045	$57,860,772
Net realized gain (loss)	523,820,417	1,052,188,894
Net increase from payment by affiliates	—	13,022[1]
Net change in unrealized appreciation (depreciation)	(796,404,543)	(390,824,444)
Net increase (decrease) in net assets resulting from operations	(255,318,081)	719,238,244

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(292,738,359)	(119,132,101)
Class C	(11,594,288)	(9,479,006)
Class R	(6,463,893)	(3,263,732)
Institutional Class	(368,355,319)	(275,541,119)
Class R6	(51,234,451)	(39,911,230)
	(730,386,310)	(447,327,188)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	27,237,103	75,748,098
Class C	1,209,154	2,873,052
Class R	1,385,728	2,574,502
Institutional Class	130,008,082	280,006,599
Class R6	16,598,283	41,397,495

Net assets from reorganization:[2]
Class A	—	228,581,211
Class C	—	4,298,190
Class R	—	7,243
Institutional Class	—	153,474,813
Class R6	—	1,596,951

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	281,832,907	113,638,582
Class C	11,411,877	9,284,477
Class R	6,459,040	3,260,876
Institutional Class	346,322,123	259,508,136
Class R6	44,226,946	33,627,416
	866,691,243	1,209,877,641

	Six months ended 5/31/25 (Unaudited)	Year ended 11/30/24

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(198,489,963)	$(303,908,803)
Class C	(17,040,419)	(66,542,267)
Class R	(4,102,003)	(10,147,052)
Institutional Class	(713,048,487)	(2,038,974,854)
Class R6	(96,387,347)	(243,384,329)
	(1,029,068,219)	(2,662,957,305)
Decrease in net assets derived from capital share transactions	(162,376,976)	(1,453,079,664)
Net Decrease in Net Assets	(1,148,081,367)	(1,181,168,608)

Net Assets:
Beginning of period	3,369,288,370	4,550,456,978
End of period	$2,221,207,003	$3,369,288,370
[1]	See Note 2 in “Notes to financial statements.”
[2]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$19.17	$17.71	$20.86	$24.41	$21.14	$22.44

0.08	0.25	0.28	0.27	0.31	0.38
(1.46)	3.12	(1.52)	1.40	3.45	(0.63)
—	—[3]	—	—	—	—
(1.38)	3.37	(1.24)	1.67	3.76	(0.25)

(0.15)	(0.25)	(0.31)	(0.28)	(0.35)	(0.38)
(4.12)	(1.66)	(1.60)	(4.94)	(0.14)	(0.67)
(4.27)	(1.91)	(1.91)	(5.22)	(0.49)	(1.05)

$13.52	$19.17	$17.71	$20.86	$24.41	$21.14

(7.86%)	20.77%[3]	(6.00%)	7.40%	17.94%	(0.90%)

$1,053,921	$1,339,264	$1,117,813	$1,383,399	$1,542,371	$1,505,191
0.97%	0.98%[6]	0.94%	0.93%	0.93%	0.93%
0.97%	0.98%[6]	0.94%	0.93%	0.93%	0.93%
1.19%	1.40%	1.54%	1.33%	1.32%	1.93%
1.19%	1.40%	1.54%	1.33%	1.32%	1.93%
30%	31%	19%	11%	22%	25%

Financial highlights
Macquarie Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$19.20	$17.70	$20.83	$24.37	$21.10	$22.38

0.03	0.11	0.14	0.12	0.13	0.23
(1.47)	3.14	(1.51)	1.39	3.44	(0.62)
—	—[3]	—	—	—	—
(1.44)	3.25	(1.37)	1.51	3.57	(0.39)

(0.08)	(0.09)	(0.16)	(0.11)	(0.16)	(0.22)
(4.12)	(1.66)	(1.60)	(4.94)	(0.14)	(0.67)
(4.20)	(1.75)	(1.76)	(5.05)	(0.30)	(0.89)

$13.56	$19.20	$17.70	$20.83	$24.37	$21.10

(8.24%)	19.96%[3]	(6.71%)	6.57%	17.04%	(1.68%)

$35,388	$55,755	$101,616	$187,592	$253,333	$319,180
1.72%	1.73%[6]	1.69%	1.68%	1.68%	1.68%
1.72%	1.73%[6]	1.69%	1.68%	1.68%	1.68%
0.43%	0.62%	0.79%	0.57%	0.57%	1.18%
0.43%	0.62%	0.79%	0.57%	0.56%	1.18%
30%	31%	19%	11%	22%	25%

Financial highlights
Macquarie Value Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$19.16	$17.70	$20.84	$24.39	$21.13	$22.43

0.06	0.20	0.23	0.22	0.25	0.33
(1.45)	3.12	(1.50)	1.40	3.44	(0.62)
—	—[3]	—	—	—	—
(1.39)	3.32	(1.27)	1.62	3.69	(0.29)

(0.13)	(0.20)	(0.27)	(0.23)	(0.29)	(0.34)
(4.12)	(1.66)	(1.60)	(4.94)	(0.14)	(0.67)
(4.25)	(1.86)	(1.87)	(5.17)	(0.43)	(1.01)

$13.52	$19.16	$17.70	$20.84	$24.39	$21.13

(7.93%)	20.46%[3]	(6.21%)	7.11%	17.61%	(1.16%)

$24,138	$29,164	$31,008	$40,863	$48,382	$52,840
1.22%	1.23%[6]	1.19%	1.18%	1.18%	1.18%
1.22%	1.23%[6]	1.19%	1.18%	1.18%	1.18%
0.92%	1.14%	1.29%	1.07%	1.07%	1.68%
0.92%	1.14%	1.29%	1.07%	1.06%	1.68%
30%	31%	19%	11%	22%	25%

Financial highlights
Macquarie Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$19.18	$17.70	$20.85	$24.40	$21.14	$22.45

0.10	0.29	0.32	0.32	0.37	0.43
(1.46)	3.13	(1.51)	1.41	3.43	(0.64)
—	—[3]	—	—	—	—
(1.36)	3.42	(1.19)	1.73	3.80	(0.21)

(0.17)	(0.28)	(0.36)	(0.34)	(0.40)	(0.43)
(4.12)	(1.66)	(1.60)	(4.94)	(0.14)	(0.67)
(4.29)	(1.94)	(1.96)	(5.28)	(0.54)	(1.10)

$13.53	$19.18	$17.70	$20.85	$24.40	$21.14

(7.73%)	21.14%[3]	(5.77%)	7.69%	18.19%	(0.68%)

$981,213	$1,711,694	$2,917,872	$4,903,817	$6,216,726	$7,427,159
0.72%	0.73%[6]	0.69%	0.68%	0.68%	0.68%
0.72%	0.73%[6]	0.69%	0.68%	0.68%	0.68%
1.45%	1.62%	1.79%	1.57%	1.57%	2.18%
1.45%	1.62%	1.79%	1.57%	1.56%	2.18%
30%	31%	19%	11%	22%	25%

Financial highlights
Macquarie Value Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$19.18	$17.71	$20.85	$24.41	$21.14	$22.45

0.10	0.30	0.34	0.34	0.40	0.45
(1.46)	3.13	(1.52)	1.40	3.44	(0.64)
—	—[3]	—	—	—	—
(1.36)	3.43	(1.18)	1.74	3.84	(0.19)

(0.18)	(0.30)	(0.36)	(0.36)	(0.43)	(0.45)
(4.12)	(1.66)	(1.60)	(4.94)	(0.14)	(0.67)
(4.30)	(1.96)	(1.96)	(5.30)	(0.57)	(1.12)

$13.52	$19.18	$17.71	$20.85	$24.41	$21.14

(7.74%)	21.22%[3]	(5.68%)	7.77%	18.36%	(0.57%)

$126,547	$233,411	$382,148	$752,826	$1,028,424	$1,121,302
0.66%	0.62%[6]	0.61%	0.59%	0.58%	0.58%
0.66%	0.62%[6]	0.61%	0.59%	0.58%	0.58%
1.44%	1.72%	1.87%	1.67%	1.67%	2.28%
1.44%	1.72%	1.87%	1.67%	1.67%	2.28%
30%	31%	19%	11%	22%	25%

Notes to financial statements
Macquarie Value Fund	May 31, 2025 (Unaudited)
Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers one series: Macquarie Value Fund (formerly, Delaware Value® Fund through December 30, 2024) (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Fund’s valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2025, and for all open tax years (years ended November 30, 2021–November 30, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended May 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Fund invests are recorded on the ex-

Notes to financial statements
Macquarie Value Fund
1. Significant Accounting Policies (continued)
dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2025, the Fund earned $596 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2025, the Fund earned $2,751 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on the next $7.5 billion, and 0.475% on average daily net assets in excess of $10 billion.
Effective April 1, 2025, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.81% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.72% of the Fund’s Class R6 shares’ average daily net assets through March 31, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly. Prior to April 1, 2025, the Fund had no expense limitation.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from April 1, 2025 through March 31, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.06%	1.81%	1.31%	0.81%	0.72%
DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2025, the Fund paid $61,620 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first

Notes to financial statements
Macquarie Value Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
$20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2025, the Fund paid $88,714 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to May 2, 1994 and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after May 2, 1994. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate, based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2025, the Fund paid $29,317 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended May 31, 2025, DDLP earned $17,316 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2025, DDLP received gross CDSC commissions of $2,538 and $872 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs,

in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds, and the number of shares that are owned of any Underlying Funds at different times.
During the year ended November 30, 2024, DMC reimbursed the Fund $13,022 for commissions related to a trade error. The amount is included in “Net increase from payment by affiliates” in the “Statement of changes in net assets.” Payment by affiliates had no impact on total return.
3. Investments
For the six months ended May 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$790,438,189
Sales	1,673,918,193
At May 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$1,846,894,030
Aggregate unrealized appreciation of investments	$442,509,228
Aggregate unrealized depreciation of investments	(67,598,998)
Net unrealized appreciation of investments	$374,910,230
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are

Notes to financial statements
Macquarie Value Fund
3. Investments (continued)
observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2025:
Level 1
Securities
Assets:
Common Stocks	$2,201,138,972
Short-Term Investments	20,665,288
Total Value of Securities	$2,221,804,260
During the six months ended May 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of May 31, 2025, there were no Level 3 investments.

4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	5/31/25	11/30/24
Shares sold:
Class A	1,964,048	4,323,086
Class C	85,200	164,113
Class R	100,707	146,487
Institutional Class	9,441,695	16,149,659
Class R6	1,224,395	2,338,566

Shares from reorganization:[1]
Class A	—	12,812,848
Class C	—	240,525
Class R	—	406
Institutional Class	—	8,602,848
Class R6	—	89,515

Shares issued upon reinvestment of dividends and distributions:
Class A	20,154,403	6,835,001
Class C	812,359	560,558
Class R	461,864	196,553
Institutional Class	24,766,979	15,637,507
Class R6	3,165,292	2,025,518
	62,176,942	70,123,190

Shares redeemed:
Class A	(14,030,980)	(17,246,903)
Class C	(1,192,641)	(3,800,324)
Class R	(298,808)	(573,834)
Institutional Class	(50,925,515)	(116,022,371)
Class R6	(7,201,479)	(13,866,491)
	(73,649,423)	(151,509,923)
Net decrease	(11,472,481)	(81,386,733)
[1]	See Note 5.

Notes to financial statements
Macquarie Value Fund
4. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended May 31, 2025 and the year ended November 30, 2024, the Fund had the following exchange transactions:
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
5/31/25	29,106	13,266	16,378	1,335	16,682	39,927	3,499	$881,149
Year ended
11/30/24	271,246	55,043	84,577	—	75,858	269,173	66,150	7,224,743
5. Reorganization
On January 16, 2024, the Board approved a proposal to reorganize Delaware Ivy Value Fund, (the “Acquired Fund”), a series of Ivy Funds, with and into the Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). On June 6, 2024, the Acquired Fund shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Fund were acquired by the Acquiring Fund and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Fund and the Acquired Fund share similar investment objectives, principal investment strategies and principal risks, and materially similar fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio is expected to be equal to the corresponding Acquired Fund's total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on July 26, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transaction information associated with the Acquired Fund and the Acquiring Fund on the Reorganization date were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$228,495,532	13,079,309	12,812,848	$1,099,359,043	0.9793
Class C	4,298,190	270,326	240,525	61,836,604	0.8898
Class R	7,243	416	406	30,896,462	0.9760
Class I/Institutional Class*	153,474,813	8,680,702	8,602,848	2,191,961,229	0.9910
Class R6	1,596,951	89,215	89,515	270,046,704	1.0034
Class Y**	85,679	4,918	—	—	—
*Acquired Fund Class I shares are named Institutional Class for the Acquiring Fund.
**Class Y shares of the Acquired Fund were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund before the Reorganization were $388,426,681. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $4,042,058,450.
Assuming the Reorganization had been completed on December 1, 2023, the Acquiring Fund's pro forma results of operations for the year ended November 30, 2024, would have been as follows:
Net investment income	$62,035,468
Net realized gain on investments	1,058,592,571
Net change in unrealized appreciation (depreciation)	(344,524,684)
Net increase in net assets resulting from operations	$776,103,355
6. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.

Notes to financial statements
Macquarie Value Fund
6. Line of Credit (continued)
The Fund had no amounts outstanding as of May 31, 2025, or at any time during the period then ended.
7. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended May 31, 2025, the Fund had no securities out on loan.
8. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2025, there were no Rule 144A securities held by the Fund.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income

Notes to financial statements
Macquarie Value Fund
10. Recent Accounting Pronouncements (continued)
taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
11. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to May 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Macquarie Value Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4617389)
SA-456-0725
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds II

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 31, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 31, 2025